Note 13 - Financial Instruments - Currency Risk (Details) - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 80,489	$ 138,893
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	80,053	138,692
Currency risk, denominated in BRL [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	44	18
Currency risk, denominated in COP [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 392	$ 183